10-K Employee Benefit Plans - Change in benefit obligation and plan assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pension benefits
Change in benefit obligation:
Benefit obligation at beginning of year	$ 44,363	$ 46,783
Service cost	0	0
Interest cost	1,127	1,053
Plan participants' contributions	0	0
Actuarial gain	(9,174)	(832)
Benefits paid	(2,558)	(2,641)
Benefit obligation at end of year	33,758	44,363
Change in net plan assets:
Fair value of plan assets at beginning of year	39,345	40,710
Actual return on plan assets	(8,356)	1,276
Employer contributions	0	0
Plan participants' contributions	0	0
Benefits paid	(2,558)	(2,641)
Fair value of plan assets at end of year	28,431	39,345
Funded status - under	(5,327)	(5,018)
Amounts recognized in the Consolidated Balance Sheets at December 31:
Other accrued liabilities	0	0
Noncurrent liabilities - other	5,327	5,018
Benefit obligation liabilities - net amount recognized	5,327	5,018
Amounts recognized in accumulated other comprehensive loss consist of:
Actuarial (gain) loss	19,087	18,788
Prior service credit	0	0
Total	19,087	18,788
Other postretirement benefits
Change in benefit obligation:
Benefit obligation at beginning of year	19,480	21,790
Service cost	522	567
Interest cost	514	492
Plan participants' contributions	3	3
Actuarial gain	(5,319)	(2,769)
Benefits paid	(584)	(603)
Benefit obligation at end of year	14,616	19,480
Change in net plan assets:
Fair value of plan assets at beginning of year	314	505
Actual return on plan assets	(473)	17
Employer contributions	426	392
Plan participants' contributions	3	3
Benefits paid	(584)	(603)
Fair value of plan assets at end of year	(314)	314
Funded status - under	(14,930)	(19,166)
Amounts recognized in the Consolidated Balance Sheets at December 31:
Other accrued liabilities	1,044	544
Noncurrent liabilities - other	13,886	18,622
Benefit obligation liabilities - net amount recognized	14,930	19,166
Amounts recognized in accumulated other comprehensive loss consist of:
Actuarial (gain) loss	(2,057)	3,128
Prior service credit	(109)	(189)
Total	$ (2,166)	$ 2,939